As filed with the Securities and Exchange Commission on October 23, 2009

File Nos. 033-12113

811-05028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 166	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 211	☒

PIMCO Funds

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On (October 28, 2009) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 166 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) on
Form N-1A (File No. 33-12113) (the “Amendment”) incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 162, which was filed with the Securities and Exchange Commission on August 12, 2009. This Post-Effective Amendment No. 166 is filed solely for the purpose of designating October 28, 2009 as the new effective date of Post-Effective Amendment No. 162. This Amendment does not affect the currently effective prospectuses and statement of additional information for series and classes of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 166 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 23rd day of October, 2009.

PIMCO FUNDS (Registrant)

By:
Brent R. Harris* President

*By:	/s/ ROBERT W. HELM
Robert W. Helm as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	October 23, 2009

William J. Popejoy*	Trustee	October 23, 2009

Vern O. Curtis*	Trustee	October 23, 2009

E. Philip Cannon**	Trustee	October 23, 2009

J. Michael Hagan**	Trustee	October 23, 2009

Richard M. Weil***	Trustee	October 23, 2009

Ronald C. Parker****	Trustee	October 23, 2009

Brent R. Harris*	President (Principal Executive Officer)	October 23, 2009

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	October 23, 2009

*By:	/s/ ROBERT W. HELM
Robert W. Helm as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.

***	Pursuant to power of attorney filed with Post-Effective Amendment No. 153 to Registration Statement No. 33-12113 on April 13, 2009.

****	Pursuant to power of attorney filed with Post-Effective Amendment No. 160 to Registration Statement No. 33-12113 on July 29, 2009.